Intangible Assets Including Goodwill - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Goodwill Balances
Beginning Balance	$ 58,222	$ 36,265
Goodwill Additions	575	23,102
Purchase Price Adjustments	(139)	24
Divestitures		(1,257)
Foreign Currency Translation and Other Adjustments	960	87
Ending Balance	59,617	58,222
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Business Segments | Cloud & Cognitive Software
Changes in Goodwill Balances
Beginning Balance	43,037	24,463
Goodwill Additions	362	18,399
Purchase Price Adjustments	(139)	133
Foreign Currency Translation and Other Adjustments	675	41
Ending Balance	43,934	43,037
Business Segments | Global Business Services
Changes in Goodwill Balances
Beginning Balance	5,775	4,711
Goodwill Additions	205	1,059
Purchase Price Adjustments		1
Divestitures		(1)
Foreign Currency Translation and Other Adjustments	165	5
Ending Balance	6,145	5,775
Business Segments | Global Technology Services
Changes in Goodwill Balances
Beginning Balance	7,141	3,988
Goodwill Additions		3,119
Foreign Currency Translation and Other Adjustments	104	34
Ending Balance	7,245	7,141
Business Segments | Systems
Changes in Goodwill Balances
Beginning Balance	2,270	1,847
Goodwill Additions	8	525
Purchase Price Adjustments		(110)
Foreign Currency Translation and Other Adjustments	15	7
Ending Balance	$ 2,293	2,270
Other | Divested businesses
Changes in Goodwill Balances
Beginning Balance		1,256
Divestitures		$ (1,256)